Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Incentive Awards

Our equity-based compensation is intended to attract, motivate and retain our executive officers, align the interests of our executive officers with the interests of our stockholders and focus our executive officers on performance that creates long-term value for our stockholders, using a mix of both time-based vesting and performance-based vesting. We typically grant equity awards to executive officers on an annual basis, as well as upon hire of a new executive and upon promotion to an executive position. We do not intend to time, and in 2025 did not time, the release of material non-public information based on equity grant dates or for the purpose of affecting the value of our equity incentive awards. In addition, we did not grant stock options or stock appreciation rights in 2025, and the purchase dates under our Employee Stock Purchase Plan occur on pre-established, fixed dates.

Award Timing Method	We typically grant equity awards to executive officers on an annual basis, as well as upon hire of a new executive and upon promotion to an executive position.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false